Financial instruments: valuation - Valuation techniques (Details) - Level 3	Dec. 31, 2023	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Dec. 31, 2022 GBP (£)
Loans | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.23		1.13
Loans | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0174		0.0174
Loans | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0228		0.0222
Loans | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0049		0.0056
Loans | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0119		0.0114
Debt securities [member] | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.19		2.55
Equity shares | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30	32,142	0.30	34,027
Equity shares | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.07		0.06
Equity shares | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.09		0.08
Equity shares | Fund NAV | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		0.80
Equity shares | Fund NAV | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.20		1.20
Credit derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.15)		(0.15)
Credit derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.95		0.95
Credit derivatives | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0013		0.0007
Credit derivatives | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0600		0.0530
Credit derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30		0.30
Credit derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		0.80
Credit derivatives | Upfront points | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99		0.99
Credit derivatives | Recovery rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.60		0.60
Interest rate and FX derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.50)		(0.50)
Interest rate and FX derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99		1
Interest rate and FX derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30		0.30
Interest rate and FX derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.11		1.27
Interest rate and FX derivatives | Constant Prepayment Rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Constant Prepayment Rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.22		0.21
Interest rate and FX derivatives | Mean Reversal | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.20		0.92
Interest rate and FX derivatives | Inflation volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.01
Interest rate and FX derivatives | Inflation volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.03		0.03